Shareholder Report, Holdings (Details)	Oct. 31, 2025
Fidelity Advisor Overseas Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Overseas Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Overseas Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Overseas Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Overseas Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Overseas Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Overseas Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Overseas Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Overseas Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Overseas Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Overseas Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Overseas Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Overseas Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Overseas Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Overseas Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Overseas Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Overseas Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Overseas Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Overseas Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Overseas Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Overseas Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Overseas Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Overseas Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Overseas Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Overseas Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Overseas Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Overseas Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Overseas Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Overseas Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Overseas Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Overseas Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Overseas Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Overseas Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Overseas Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Overseas Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Overseas Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Overseas Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Overseas Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Overseas Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Overseas Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Overseas Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Overseas Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Overseas Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Overseas Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Overseas Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Overseas Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Overseas Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Overseas Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Overseas Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Overseas Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Overseas Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Overseas Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Overseas Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Overseas Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Overseas Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Overseas Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Overseas Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Overseas Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Overseas Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Overseas Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Overseas Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Overseas Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Overseas Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Overseas Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Overseas Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Overseas Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Overseas Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Overseas Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Overseas Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Overseas Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Overseas Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Overseas Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Overseas Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Overseas Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Overseas Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Overseas Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Overseas Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Overseas Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Overseas Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Overseas Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Overseas Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Overseas Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Overseas Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Overseas Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Capital Appreciation Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor International Capital Appreciation Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Capital Appreciation Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor International Capital Appreciation Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor International Capital Appreciation Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor International Capital Appreciation Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor International Capital Appreciation Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Capital Appreciation Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor International Capital Appreciation Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Capital Appreciation Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor International Capital Appreciation Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor International Capital Appreciation Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor International Capital Appreciation Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor International Capital Appreciation Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor International Capital Appreciation Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Capital Appreciation Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor International Capital Appreciation Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Capital Appreciation Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor International Capital Appreciation Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor International Capital Appreciation Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor International Capital Appreciation Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor International Capital Appreciation Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor International Capital Appreciation Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Capital Appreciation Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor International Capital Appreciation Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Capital Appreciation Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor International Capital Appreciation Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor International Capital Appreciation Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor International Capital Appreciation Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor International Capital Appreciation Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor International Capital Appreciation Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor International Capital Appreciation Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor International Capital Appreciation Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor International Capital Appreciation Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor International Capital Appreciation Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor International Capital Appreciation Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor International Capital Appreciation Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor International Capital Appreciation Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor International Capital Appreciation Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Capital Appreciation Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Capital Appreciation Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Global Capital Appreciation Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Capital Appreciation Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Capital Appreciation Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Global Capital Appreciation Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Capital Appreciation Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Capital Appreciation Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Global Capital Appreciation Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Capital Appreciation Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Capital Appreciation Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Global Capital Appreciation Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Capital Appreciation Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Fidelity Advisor Global Capital Appreciation Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Emerging Markets Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Focused Emerging Markets Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Emerging Markets Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Focused Emerging Markets Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Emerging Markets Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Focused Emerging Markets Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Emerging Markets Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Focused Emerging Markets Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Emerging Asia Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Asia Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Emerging Asia Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Asia Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Asia Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Emerging Asia Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Emerging Asia Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Asia Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Emerging Asia Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Emerging Asia Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Emerging Asia Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Emerging Asia Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Emerging Asia Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Emerging Asia Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity Advisor Emerging Asia Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Emerging Asia Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Asia Fund - Class Z | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Emerging Asia Fund - Class Z | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Emerging Asia Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Emerging Asia Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Asia Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Emerging Asia Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Asia Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Emerging Asia Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Asia Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Asia Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Emerging Asia Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Emerging Asia Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Asia Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Emerging Asia Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Emerging Asia Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Emerging Asia Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Emerging Asia Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Emerging Asia Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Emerging Asia Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity Advisor Emerging Asia Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Emerging Asia Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Asia Fund - Class M | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Emerging Asia Fund - Class M | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Emerging Asia Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Emerging Asia Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Asia Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Emerging Asia Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Asia Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Emerging Asia Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Asia Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Asia Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Emerging Asia Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Emerging Asia Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Asia Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Emerging Asia Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Emerging Asia Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Emerging Asia Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Emerging Asia Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Emerging Asia Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Emerging Asia Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity Advisor Emerging Asia Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Emerging Asia Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Asia Fund - Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Emerging Asia Fund - Class I | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Emerging Asia Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Emerging Asia Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Asia Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Emerging Asia Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Asia Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Emerging Asia Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Asia Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Asia Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Emerging Asia Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Emerging Asia Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Asia Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Emerging Asia Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Emerging Asia Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Emerging Asia Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Emerging Asia Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Emerging Asia Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Emerging Asia Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity Advisor Emerging Asia Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Emerging Asia Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Asia Fund - Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Emerging Asia Fund - Class C | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Emerging Asia Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Emerging Asia Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Asia Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Emerging Asia Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Emerging Asia Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Emerging Asia Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Emerging Asia Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Emerging Asia Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Emerging Asia Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Emerging Asia Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Emerging Asia Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Emerging Asia Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Emerging Asia Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Emerging Asia Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Emerging Asia Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Emerging Asia Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Emerging Asia Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity Advisor Emerging Asia Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Emerging Asia Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Emerging Asia Fund - Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Emerging Asia Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Emerging Asia Fund - Class A | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Emerging Asia Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Emerging Asia Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Emerging Asia Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Diversified International Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified International Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Diversified International Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Diversified International Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Diversified International Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Diversified International Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Diversified International Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified International Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Diversified International Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Diversified International Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Diversified International Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Diversified International Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Diversified International Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Diversified International Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified International Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Diversified International Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Diversified International Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Diversified International Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified International Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Diversified International Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Diversified International Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Diversified International Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Diversified International Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Diversified International Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified International Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Diversified International Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Diversified International Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Diversified International Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Diversified International Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Diversified International Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Diversified International Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified International Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Diversified International Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Diversified International Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Diversified International Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified International Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Diversified International Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Diversified International Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Diversified International Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Diversified International Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Diversified International Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified International Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Diversified International Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Diversified International Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Diversified International Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Diversified International Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Diversified International Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Diversified International Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified International Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Diversified International Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Diversified International Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Diversified International Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified International Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Diversified International Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Diversified International Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Diversified International Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Diversified International Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Diversified International Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified International Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Diversified International Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Diversified International Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Diversified International Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Diversified International Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Diversified International Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Diversified International Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified International Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Diversified International Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Diversified International Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Diversified International Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Diversified International Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Diversified International Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Diversified International Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Diversified International Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Diversified International Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Diversified International Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Diversified International Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Diversified International Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Diversified International Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Diversified International Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Diversified International Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Diversified International Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Diversified International Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Diversified International Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Diversified International Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Diversified International Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Diversified International Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Diversified International Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Diversified International Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity International Capital Appreciation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Capital Appreciation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Capital Appreciation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International Capital Appreciation Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity International Capital Appreciation Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Capital Appreciation Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity International Capital Appreciation Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Capital Appreciation Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Capital Appreciation Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Capital Appreciation Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Capital Appreciation Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity International Capital Appreciation Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity International Capital Appreciation Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity International Capital Appreciation Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity International Capital Appreciation Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity International Capital Appreciation Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity International Capital Appreciation Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Capital Appreciation Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity International Capital Appreciation Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity International Capital Appreciation Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity International Capital Appreciation Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity International Capital Appreciation Fund | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity International Capital Appreciation Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity International Capital Appreciation Fund | India
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International Capital Appreciation Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity International Capital Appreciation Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Capital Appreciation Fund | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International Capital Appreciation Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity International Capital Appreciation Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Overseas Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Overseas Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Overseas Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Overseas Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Overseas Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Overseas Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Overseas Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Overseas Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Overseas Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Overseas Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Overseas Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Overseas Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Overseas Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Overseas Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Overseas Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Advisor Overseas Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Overseas Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Overseas Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Overseas Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Overseas Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Overseas Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Overseas Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Overseas Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%